UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 446-3863

                    Date of fiscal year end: October 31, 2008

                    Date of reporting period: April 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 446-3863

                    Date of fiscal year end: October 31, 2007

                    Date of reporting period: April 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

(EDGEWOOD MANAGEMENT LLC LOGO)
EDGEWOOD MANAGEMENT LLC

EDGEWOOD GROWTH FUND

SEMI-ANNUAL REPORT                                                APRIL 30, 2008

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    3
Statement of Assets and Liabilities .......................................    6
Statement of Operations ...................................................    7
Statement of Changes in Net Assets ........................................    8
Financial Highlights ......................................................    9
Notes to Financial Statements .............................................   11
Disclosure of Fund Expenses ...............................................   19
Approval of Investment Advisory Agreement .................................   21

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-791-4226; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2008

April 30, 2008

Dear Shareholders:

Your Fund performance was -5.87% (Institutional Shares) and -6.21% (Retail Shares) for the six months ended April 30, 2008. The performance of the benchmark Russell 1000(R) Growth Index was -9.28% and the S&P 500 Index was -9.64% for the same period of time. Looking at the trailing twelve months, the Fund was +14.89% (Institutional Shares) and +14.33% (Retail Shares). The benchmark Russell 1000(R) Growth Index was -0.23% and the S&P 500 was -4.68% for the same period of time. We are pleased to report outperformance versus our benchmarks and to show a positive absolute return over the last year. The past six months has been a very difficult period for market indices. Despite the difficult market environment, the underlying portfolio fundamentals remain quite robust. Specifically, we expect 2008 earnings per share growth of the portfolio holdings to be in excess of 20%.

We noted one year ago that valuations were extremely attractive. That remains true today, with your portfolio price earnings ratio at about 18 times 2009 estimates. It is clear to us that the depreciation of the Fund over the last six months is not due to excessive valuations, but rather macro economic events. We have referred to these events in the past few letters, namely the US housing and credit market turmoil, as well as an overall deterioration in the US economy. These remain our top concerns although we believe that the worst may well be past for the US credit markets. As for the US housing situation, our best guess is that the correction will continue a while longer. Overall inflation is also on our watch list. That, in conjunction with higher oil prices will continue to hamper US economic growth. We would be pleased if US GDP could grow by 1% or so in 2008, which is a sub-par performance for this long term vibrant economy. We think the expected earnings growth in the portfolio (20% in 2008) is quite remarkable given the economic backdrop.

Over the past six months, we have altered portfolio positions in acknowledgement of the current environment. We added to our biotechnology weighting, and trimmed retail. We have tried to take advantage of volatility in order to initiate the first of probably several global infrastructure investments.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2008

Our belief in concentrated investment management remains very high, and the merits are evident to us in rocky market environments as well as buoyant ones. The key for us is to remain focused on a combination of 1) forward looking research, 2) rigorous financial analysis, 3) detailed long-term valuation work and 4) concentrated (no more than 22) positions. We think if we can continue to focus on these core tenets, good long term returns should follow.

We will continue to execute our strategy and look forward to reporting to you in the future.

Sincerely,


Edgewood Management LLC

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE "500" IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2008
                                                                  (UNAUDITED)

SECTOR WEIGHTINGS+:

                                  (BAR CHART)

Health Care                  21.0%
Financials                   13.0%
Information Technology       12.3%
Wireless                     11.1%
Industrials                   8.2%
Business Services             8.1%
Short-Term Investment         8.0%
Telecommunication Services    4.5%
Internet                      4.4%
Energy                        4.3%
Consumer Discretionary        2.7%
Consumer Staples              2.4%

+    Percentages are based on total investments

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.9%

                                                         SHARES         VALUE
                                                      -----------   ------------
BUSINESS SERVICES -- 8.3%
   Cognizant Technology Solutions, Cl A* ..........       464,200   $ 14,970,450
   Paychex ........................................       212,192      7,717,423
                                                                    ------------
                                                                      22,687,873
                                                                    ------------
CONSUMER DISCRETIONARY -- 2.8%
   Carmax* ........................................       363,960      7,552,170
                                                                    ------------
CONSUMER STAPLES -- 2.4%
   Whole Foods Market .............................       204,798      6,684,607
                                                                    ------------
ENERGY -- 4.4%
   Halliburton ....................................       259,422     11,910,064
                                                                    ------------
FINANCIALS -- 13.3%
   American Express ...............................       135,027      6,483,997
   Charles Schwab .................................       554,729     11,982,146
   CME Group, Cl A ................................        22,928     10,488,414
   Goldman Sachs Group ............................        38,355      7,339,996
                                                                    ------------
                                                                      36,294,553
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2008
                                                                  (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
HEALTH CARE -- 21.5%
   Celgene* .......................................       163,404   $ 10,153,924
   Covance* .......................................        88,708      7,432,843
   Genzyme* .......................................       207,445     14,593,756
   Gilead Sciences* ...............................       347,012     17,961,341
   Thermo Fisher Scientific* ......................       146,718      8,490,571
                                                                    ------------
                                                                      58,632,435
                                                                    ------------
INDUSTRIALS -- 8.4%
   L-3 Communications Holdings ....................        75,996      8,469,754
   Quanta Services* ...............................       542,622     14,401,188
                                                                    ------------
                                                                      22,870,942
                                                                    ------------
INFORMATION TECHNOLOGY -- 12.5%
   Apple* .........................................        91,842     15,975,916
   Corning ........................................       684,185     18,274,581
                                                                    ------------
                                                                      34,250,497
                                                                    ------------
INTERNET -- 4.4%
   Google, Cl A* ..................................        21,126     12,132,451
                                                                    ------------
TELECOMMUNICATION SERVICES -- 4.5%
   American Tower, Cl A* ..........................       285,977     12,417,121
                                                                    ------------
WIRELESS -- 11.4%
   Qualcomm .......................................       284,431     12,284,575
   Research In Motion, Ltd.* ......................       153,995     18,730,412
                                                                    ------------
                                                                      31,014,987
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $231,443,401) .........................                  256,447,700
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2008
                                                                  (UNAUDITED)

SHORT-TERM INVESTMENT -- 8.2%

                                                         SHARES         VALUE
                                                      -----------   ------------
First American Treasury Obligations Fund,
   Cl Y, 1.600% (A)
   (Cost $22,309,099) .............................    22,309,099   $ 22,309,099
                                                                    ------------
TOTAL INVESTMENTS -- 102.1%
   (Cost $253,752,500) ............................                 $278,756,799
                                                                    ============

     PERCENTAGES ARE BASED ON NET ASSETS OF $272,980,890.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2008.

CL   CLASS

LTD. LIMITED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2008
                                                                  (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments, at Value (Cost $253,752,500) ....    $278,756,799
   Receivable for Capital Shares Sold ............     15,647,629
   Dividend Receivable ...........................        100,173
   Prepaid Expenses ..............................         24,655
                                                     ------------
TOTAL ASSETS .....................................   $294,529,256
                                                     ------------
LIABILITIES:
   Payable for Investment Securities Purchased ...     21,344,600
   Payable for Capital Shares Redeemed ...........          2,216
   Payable due to Adviser ........................        144,525
   Payable due to Administrator ..................         18,600
   Chief Compliance Officer Fees Payable .........          4,463
   Payable due to Trustees .......................          2,173
   Payable due to Shareholder Servicing Agent
      (Retail Shares) ............................          1,545
   Other Accrued Expenses ........................         30,244
                                                     ------------
TOTAL LIABILITIES ................................     21,548,366
                                                     ------------
NET ASSETS .......................................   $272,980,890
                                                     ============
NET ASSETS CONSIST OF:
   Paid-in Capital ...............................   $253,874,197
   Accumulated Net Investment Loss ...............       (289,059)
   Accumulated Net Realized Loss on Investments ..     (5,608,547)
   Net Unrealized Appreciation on Investments ....     25,004,299
                                                     ------------
                                                     $272,980,890
                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE -- INSTITUTIONAL SHARES ($271,487,820 /
   21,528,999 SHARES) ............................   $      12.61
                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE -- RETAIL SHARES ($1,493,070 / 119,520
   SHARES) .......................................   $      12.49
                                                     ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          EDGEWOOD GROWTH
                                                         FUND FOR THE SIX MONTHS
                                                         ENDED APRIL 30, 2008
                                                         (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends ........................................   $    533,790
                                                     ------------
TOTAL INVESTMENT INCOME ..........................        533,790
                                                     ------------
EXPENSES
Investment Advisory Fees .........................        820,417
Administration Fees ..............................         82,027
Chief Compliance Officer Fees ....................          5,064
Trustees' Fees ...................................          3,779
Shareholder Servicing Fees (Retail Shares) .......          1,194
Distribution Fees (Retail Shares) ................          1,194
Transfer Agent Fees ..............................         45,541
Professional Fees ................................         24,213
Registration Fees ................................         21,187
Printing Fees ....................................          8,823
Custodian Fees ...................................          5,179
Insurance and Other Expenses .....................          3,892
                                                     ------------
TOTAL EXPENSES ...................................      1,022,510
                                                     ------------
LESS:
Waiver of Investment Advisory Fees ...............       (196,443)
Fees Paid Indirectly .............................         (3,218)
                                                     ------------
NET EXPENSES .....................................        822,849
                                                     ------------
NET INVESTMENT LOSS ..............................       (289,059)
                                                     ------------
NET REALIZED LOSS ON INVESTMENTS .................     (5,056,933)
NET CHANGE IN UNREALIZED APPRECIATION ON
   INVESTMENTS ...................................      5,193,104
                                                     ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..        136,171
                                                     ------------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ....................................   $   (152,888)
                                                     ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                         ENDED          YEAR
                                                       APRIL 30,        ENDED
                                                         2008        OCTOBER 31,
                                                      (UNAUDITED)       2007
                                                     ------------   ------------
OPERATIONS:
   Net Investment Loss ...........................   $   (289,059)  $    (31,686)
   Net Realized Gain (Loss) on Investments .......     (5,056,933)     1,825,421
   Net Change in Unrealized Appreciation on
      Investments ................................      5,193,104     15,247,654
                                                     ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ............................       (152,888)    17,041,389
                                                     ------------   ------------
DISTRIBUTIONS FROM NET CAPITAL GAINS:
   Institutional .................................     (2,249,727)            --
   Retail ........................................        (13,237)            --
                                                     ------------   ------------
   TOTAL DISTRIBUTIONS ...........................     (2,262,964)            --
                                                     ------------   ------------
CAPITAL SHARE TRANSACTIONS(1):
   Institutional Shares
      Issued .....................................    167,192,089     77,051,176
      Reinvestment of Distributions ..............      1,800,092             --
      Redeemed ...................................     (9,647,777)    (3,596,895)
                                                     ------------   ------------
         NET INSTITUTIONAL SHARE TRANSACTIONS ....    159,344,404     73,454,281
                                                     ------------   ------------
   Retail Shares
      Issued .....................................        909,496        634,848
      Reinvestment of Distributions ..............         13,158             --
      Redeemed ...................................       (121,376)        (6,144)
                                                     ------------   ------------
         NET RETAIL SHARE TRANSACTIONS ...........        801,278        628,704
                                                     ------------   ------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE
      TRANSACTIONS ...............................    160,145,682     74,082,985
                                                     ------------   ------------
         TOTAL INCREASE IN NET ASSETS ............    157,729,830     91,124,374
                                                     ------------   ------------
NET ASSETS:
   Beginning of Period ...........................    115,251,060     24,126,686
                                                     ------------   ------------
   End of Period (including accumulated net
      investment loss of $(289,059) and $0,
      respectively) ..............................   $272,980,890   $115,251,060
                                                     ============   ============

     AMOUNTS DESIGNATED AS "--" ARE $0.

(1)  FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                INSTITUTIONAL SHARES
                                                     ------------------------------------------
                                                       SIX MONTHS         YEAR         PERIOD
                                                          ENDED          ENDED         ENDED
                                                     APRIL 30, 2008   OCTOBER 31,   OCTOBER 31,
                                                       (UNAUDITED)       2007          2006*
                                                     --------------   -----------   -----------
Net Asset Value, Beginning of Period .............     $  13.61        $  10.48     $ 10.00
                                                       --------        --------     -------
Income from Operations:
   Net Investment Loss (1) .......................        (0.02)          (0.01)      (0.03)
   Net Realized and Unrealized Gain (Loss) .......        (0.78)(2)        3.14        0.51
                                                       --------        --------     -------
Total from Operations ............................        (0.80)           3.13        0.48
                                                       --------        --------     -------
Distributions:
   Net Realized Gain .............................        (0.20)             --          --
                                                       --------        --------     -------
Net Asset Value, End of Period ...................     $  12.61        $  13.61     $ 10.48
                                                       ========        ========     =======
TOTAL RETURN+ ....................................        (5.87)%         29.87%       4.80%
                                                       ========        ========     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............     $271,488        $114,512     $24,108
Ratio of Expenses to Average Net Assets (3) ......         1.00%**         1.00%       1.00%**
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees Paid Indirectly) ..         1.24%**         1.75%       3.36%**
Ratio of Net Investment Loss to Average Net
   Assets ........................................        (0.35)%**       (0.07)%     (0.50)%**
Portfolio Turnover Rate ..........................           31%***          64%         33%***

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    COMMENCED OPERATIONS ON FEBRUARY 28, 2006.

**   ANNUALIZED

***  NOT ANNUALIZED

(1)  CALCULATED USING AVERAGE SHARES.

(2) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE PERIODS ENDED APRIL 30, 2008, OCTOBER 31, 2007 AND OCTOBER 31, 2006, EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 1.00%, 1.00% AND 0.99%, RESPECTIVELY.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

FINANCIAL HIGHLIGHTS

                        SELECTED PER SHARE DATA & RATIOS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   RETAIL SHARES
                                                     ------------------------------------------
                                                       SIX MONTHS                      PERIOD
                                                          ENDED        YEAR ENDED      ENDED
                                                     APRIL 30, 2008   OCTOBER 31,   OCTOBER 31,
                                                       (UNAUDITED)        2007         2006*
                                                     --------------   -----------   -----------
Net Asset Value, Beginning of Period .............     $13.53           $10.45       $10.00
                                                       ------           ------       ------
Income from Operations:
   Net Investment Loss (1) .......................      (0.05)(2)        (0.08)       (0.06)
   Net Realized and Unrealized Gain (Loss) .......      (0.79)            3.16         0.51
                                                       ------           ------       ------
Total from Operations ............................      (0.84)            3.08         0.45
                                                       ------           ------       ------
Distributions:
   Net Realized Gains ............................      (0.20)              --           --
                                                       ------           ------       ------
Net Asset Value, End of Period ...................     $12.49           $13.53       $10.45
                                                       ======           ======       ======
TOTAL RETURN+ ....................................      (6.21)%          29.47%        4.50%
                                                       ======           ======       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............     $1,493           $  739       $   19
Ratio of Expenses to Average Net Assets ..........       1.50%**          1.50%        1.50**
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees Paid Indirectly) ..       1.75%**          1.95%       66.15%**
Ratio of Net Investment Loss to Average
   Net Assets ....................................      (0.84)%**        (0.65)%      (0.93)%**
Portfolio Turnover Rate ..........................         31%***           64%          33%

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    COMMENCED OPERATIONS ON FEBRUARY 28, 2006.

**   ANNUALIZED

***  NOT ANNUALIZED

(1)  CALCULATED USING AVERAGE SHARES.

(2) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE PERIODS ENDED APRIL 30, 2008, OCTOBER 31, 2007 AND OCTOBER 31, 2006, EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 1.00%, 1.00% AND 0.99%, RESPECTIVELY.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the Edgewood Growth Fund (the "Fund") which offers two classes of shares: Institutional Shares and Retail Shares. The investment objective of the Fund is to provide long-term growth of capital. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact on the Fund.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

     pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2008, there were no securities valued in accordance with the Fair Value Procedures.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by the Fund.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services at an annual rate of 0.10% on the first $250 million, 0.09% on the next $250 million, and 0.08% of any amount above $500 million of the Fund's average daily net assets. There is a minimum annual rate of $90,000, plus $15,000 for each additional class of shares.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

The Trust and Distributor are parties to a Distribution Plan dated August 8, 1994, amended and restated on August 14, 2000. The Fund has adopted the Distribution Plan (the "Plan") for the Retail Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average daily net assets attributable to Retail Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the "Service Plan"). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Retail Shares, subject to the arrangement for provision of shareholder and administrative services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2008, the Fund earned cash management credits of $3,218 which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.   INVESTMENT ADVISORY:

Under the terms of an investment advisory agreement, Edgewood Management LLC (the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.00% and 1.50% of the Institutional and Retail shares average daily net assets, respectively. The Adviser may discontinue the expense limitation at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.00% for

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

the Institutional Shares, and 1.50% for the Retail Shares, to recapture any of its previous waivers and/or reimbursements. As of April 30, 2008, fees which were previously waived by the Advisor which may be subject to possible future reimbursement to the Adviser were as follows:

POTENTIAL AMOUNT
   OF RECOVERY     EXPIRATION
----------------   ----------
    $253,805          2009
     335,493          2010
     196,443          2011

6.   SHARE TRANSACTIONS:

                                                       SIX MONTHS
                                                          ENDED        YEAR ENDED
                                                     APRIL 30, 2008   OCTOBER 31,
                                                       (UNAUDITED)        2007
                                                     --------------   -----------
SHARE TRANSACTIONS:
   Institutional
      Issued .....................................     13,778,061      6,390,465
      Reinvested .................................        141,720             --
      Redeemed ...................................       (801,849)      (278,814)
                                                       ----------      ---------
   NET SHARE TRANSACTIONS ........................     13,117,932      6,111,651
                                                       ==========      =========
   Retail
      Issued .....................................         74,662         53,346
      Reinvested .................................          1,048             --
      Redeemed ...................................        (10,840)          (546)
                                                       ----------      ---------
   NET SHARE TRANSACTIONS ........................         64,870         52,800
                                                       ==========      =========

7.   INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2008, the Fund made purchases of $184,453,857 and sales of $50,882,661 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases or sales of long-term U.S. Government securities.

8.   FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

There were no dividends or distributions declared during the year ended October 31, 2007 or the period ended October 31, 2006.

As of October 31, 2007, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income          $ 1,461,280
Undistributed Long-Term Capital Gain       799,891
Unrealized Appreciation                 19,261,374
                                       -----------
Total Net Distributable Earnings       $21,522,545
                                       ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future gains. During the year ended October 31, 2007, the Fund utilized $77,866 of capital loss carryforwards. As of October 31, 2007, the Fund did not have a capital loss carryforward.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2008 were as follows:

               AGGREGATE GROSS   AGGREGATE GROSS
   FEDERAL        UNREALIZED        UNREALIZED     NET UNREALIZED
  TAX COST       APPRECIATION      DEPRECIATION     APPRECIATION
  --------     ---------------   ---------------   --------------
$253,752,500     $30,231,478       $(5,227,179)      $25,004,299

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

9.   CONCENTRATION/RISKS:

The Fund is non-diversified and its investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

10.  OTHER:

At April 30, 2008, 13% of Institutional and 91% of Retail total shares outstanding were held by 3 record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.  ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, distribution services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)

                         BEGINNING     ENDING                 EXPENSE
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                          11/01/07    4/30/08      RATIOS     PERIOD*
                         ---------   ---------   ----------   -------
ACTUAL FUND RETURN
Institutional Shares     $1,000.00   $  941.30      1.00%      $4.83
Retail Shares             1,000.00      937.90      1.50        7.23
HYPOTHETICAL 5% RETURN
Institutional Shares     $1,000.00   $1,019.89      1.00%      $5.02
Retail Shares             1,000.00    1,017.40      1.50        7.52

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on February 19-20, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives presented an overview of the Adviser, including a review of the Adviser's personnel. The representatives then discussed the Adviser's risk controls, portfolio characteristics and best execution practices. The representatives also noted the Adviser is seeking to increase the Fund's assets through increased access to platform programs. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. The Board was provided with information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, focusing on its investment approach and general economic factors. Based on this information, the Board concluded that the Fund's performance was generally favorable and was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, the fee waivers that the Adviser had made over the period, and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representatives then discussed the profits realized by the Adviser from its relationship with the Fund. The Trustees considered the information provided and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that, although the contractual fee rate was higher than the average rate paid by similarly managed mutual funds, the advisory fee was the result of arm's length negotiations and appeared reasonable in light of the services rendered. The Board observed that the actual fee paid by the Fund during the period, after waivers, was within the range of average advisory fees paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Fund.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

                                     NOTES

                              EDGEWOOD GROWTH FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-800-791-4226

                               INVESTMENT ADVISER:
                             Edgewood Management LLC
                           350 Park Avenue, 18th Floor
                          New York, New York 10022-6057

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Fund.

EMC-SA-001-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ Phil Masterson
                                       -------------------------
                                       Phil Masterson, President

Date:  June 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Phil Masterson
                                       -------------------------
                                       Phil Masterson, President

Date:  June 20, 2008


By (Signature and Title)*              /s/ Michael Lawson
                                       -------------------------
                                       Michael Lawson
                                       Controller & CFO


Date:  June 20, 2008

* Print the name and title of each signing officer under his or her signature.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008


By (Signature and Title)*              /s/ Michael Lawson
                                       -------------------------
                                       Michael Lawson
                                       Controller & CFO


Date:  June 30, 2008

* Print the name and title of each signing officer under his or her signature.